Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions
SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
EIN 62-1806755, Plan 001
FOR THE YEAR ENDED DECEMBER 31, 2025

Participant Contributions Transferred Late to Plan	Total That Constitute Nonexempt Prohibited Transactions			Total Fully Corrected Under Voluntary Fiduciary Correction Program and Prohibited Transaction Exemption 2002-51
	Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program	Contributions Pending Correction in Voluntary Fiduciary Correction Program
Check Here If Late Participant Loan Repayments Are Included: x
During the year ended December 31, 2024	—	$1,783	—	—
During the year ended December 31, 2025	$3,803	—	—	—